Contingencies (Details) - Details of demand notice [Member] - INR (₨) ₨ in Millions	12 Months Ended					15 Months Ended	18 Months Ended	19 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2017	Mar. 31, 2011	Sep. 30, 2009
Disclosure of contingent liabilities [line items]
Demand made by Central Excise Authorities to the company excluding penalty and interest	₨ 157	₨ 108	₨ 69	₨ 54	₨ 51	₨ 307	₨ 125	₨ 102
Penalties Demanded By Central Excise Authorities To Company		₨ 11	₨ 6	₨ 5	₨ 5		₨ 100	₨ 102